Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.1%)
Australia (1.2%)
	Macquarie Group Ltd.	589,457	104,640
*	James Hardie Industries plc	1,446,887	37,351
			141,991
Belgium (0.3%)
	KBC Group NV	209,288	30,108
Brazil (1.6%)
	Lojas Renner SA	20,585,290	55,228
	Itau Unibanco Holding SA ADR	4,239,059	35,862
	Ambev SA	10,278,649	32,423
	Banco Bradesco SA ADR	8,579,899	30,973
	Banco do Brasil SA	6,930,638	29,190
	XP Inc. Class A	478,751	8,168
			191,844
Canada (3.1%)
	Magna International Inc.	1,405,024	96,358
	Canadian National Railway Co.	596,900	75,898
	EQB Inc.	496,700	50,345
	Agnico Eagle Mines Ltd. (XNYS)	335,329	48,713
	North West Co. Inc.	1,105,311	40,093
	Intact Financial Corp.	144,841	28,439
	Agnico Eagle Mines Ltd.	159,654	23,179
			363,025
China (4.3%)
	Tencent Holdings Ltd.	1,475,765	90,174
	NetEase Inc.	2,116,574	56,314
	Yum China Holdings Inc.	984,522	47,434
	Alibaba Group Holding Ltd.	3,106,857	47,328
	Ping An Insurance Group Co. of China Ltd. Class H	6,232,500	46,562
	Li Ning Co. Ltd.	23,827,500	46,030
	China Merchants Bank Co. Ltd. Class H	6,953,500	45,115
	China Resources Power Holdings Co. Ltd.	14,754,000	36,349
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	74,881,760	32,055
	Kweichow Moutai Co. Ltd. Class A	150,659	30,124
	China Overseas Land & Investment Ltd.	10,533,133	18,117
	YongXing Special Materials Technology Co. Ltd. Class A	1,180,100	7,881
			503,483
Denmark (1.7%)
	Novo Nordisk A/S Class B	4,285,291	202,701
Finland (1.1%)
	Nordea Bank Abp	4,123,250	83,220
	Nokia OYJ	5,223,366	48,279
			131,499
France (9.8%)
	Kering SA	768,163	253,550
	TotalEnergies SE	1,946,137	171,572
	Pernod Ricard SA	1,387,866	108,161
	LVMH Moet Hennessy Louis Vuitton SE	174,362	95,748
	Bureau Veritas SA	2,256,547	72,187
	Sanofi SA	810,734	69,814
	Cie Generale des Etablissements Michelin SCA	1,589,676	64,256
	Danone SA	743,239	57,814
[1]	Euronext NV	263,893	48,252
	Societe Generale SA	429,175	40,341
	ArcelorMittal SA	560,160	39,568
	BioMerieux	446,606	35,598
	AXA SA	584,136	30,276
	Airbus SE	115,720	27,166
	Capgemini SE	210,167	24,981

		Shares	Market Value ($000)
	STMicroelectronics NV	263,490	14,075
			1,153,359
Germany (7.6%)
	Rheinmetall AG	115,850	153,148
	Bayer AG (Registered)	2,308,846	128,131
	Deutsche Boerse AG	306,873	92,435
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	133,670	80,296
	BASF SE	1,291,659	74,985
	adidas AG	304,335	56,309
	Henkel AG & Co. KGaA	574,460	47,071
	Merck KGaA	261,997	43,300
	GEA Group AG	549,044	39,005
	Daimler Truck Holding AG	564,916	31,952
	Deutsche Post AG	446,574	29,832
	Bayerische Motoren Werke AG	416,707	28,563
	Siemens AG (Registered)	77,504	25,394
[1]	Siemens Healthineers AG	582,112	24,789
	Continental AG	236,105	19,635
	Infineon Technologies AG	237,958	17,077
			891,922
Hong Kong (3.5%)
	Techtronic Industries Co. Ltd.	5,948,300	99,931
	AIA Group Ltd.	9,476,179	95,528
	Jardine Matheson Holdings Ltd.	1,162,670	77,219
	Sands China Ltd.	29,714,000	55,723
	Sun Hung Kai Properties Ltd.	2,817,000	44,212
	CK Asset Holdings Ltd.	5,446,500	33,175
			405,788
India (2.2%)
	UPL Ltd.	10,078,670	63,828
	HDFC Bank Ltd. ADR	2,229,491	53,352
	Tata Consultancy Services Ltd.	2,120,852	52,618
	HDFC Bank Ltd.	5,903,422	46,235
	Adani Ports & Special Economic Zone Ltd.	1,969,398	34,989
	AWL Agri Business Ltd.	6,408,501	12,719
			263,741
Indonesia (1.2%)
	Bank Mandiri Persero Tbk. PT	230,505,052	53,631
	Bank Rakyat Indonesia Persero Tbk. PT	246,388,500	41,437
	Bank Central Asia Tbk. PT	82,719,900	28,991
	Selamat Sempurna Tbk. PT	175,810,416	17,496
			141,555
Ireland (2.6%)
	Kingspan Group plc	1,426,437	132,578
	Ryanair Holdings plc ADR	992,954	58,098
	Kerry Group plc Class A	457,923	43,718
	Bank of Ireland Group plc	2,020,303	42,426
	CRH plc	367,125	34,881
			311,701
Israel (0.5%)
*	Check Point Software Technologies Ltd.	446,868	56,810
Italy (2.6%)
	FinecoBank Banca Fineco SpA	4,926,336	134,966
	Saipem SpA	15,275,811	74,110
	Brembo NV	3,409,443	41,749
	Leonardo SpA	514,910	32,818
	Intesa Sanpaolo SpA	2,580,700	19,508
			303,151
Japan (12.4%)
*	Nidec Corp.	11,668,600	187,373
	Sumitomo Mitsui Trust Group Inc.	10,636,100	109,368
	Sony Group Corp.	4,279,796	100,014
	SMC Corp.	192,437	83,144
	Suzuki Motor Corp.	6,244,303	81,510
	Daikin Industries Ltd.	493,320	71,460
	Shin-Etsu Chemical Co. Ltd.	1,983,600	70,716

		Shares	Market Value ($000)
	Kubota Corp.	3,646,439	61,864
	Murata Manufacturing Co. Ltd.	1,355,236	61,750
	MISUMI Group Inc.	2,367,972	56,336
	Nintendo Co. Ltd.	1,165,000	55,573
	Japan Exchange Group Inc.	4,042,302	54,988
	Unicharm Corp.	7,830,900	49,671
	Olympus Corp.	4,316,200	49,331
	Denso Corp.	3,985,908	48,943
*	Dentsu Group Inc.	1,960,453	43,500
	Daito Trust Construction Co. Ltd.	2,060,777	43,499
	Sumitomo Forestry Co. Ltd.	4,704,600	39,681
	Kansai Electric Power Co. Inc.	2,542,100	38,499
	Omron Corp.	1,109,946	37,116
	Nihon Kohden Corp.	3,076,800	30,634
	Seria Co. Ltd.	1,188,500	28,796
	Ain Holdings Inc.	698,400	25,782
	Nitto Denko Corp.	1,186,544	25,055
			1,454,603
Malaysia (0.4%)
	Westports Holdings Bhd.	24,367,000	42,462
Mexico (2.0%)
	Wal-Mart de Mexico SAB de CV	36,972,419	107,270
	Grupo Financiero Banorte SAB de CV	8,226,846	95,276
	Fomento Economico Mexicano SAB de CV ADR	285,785	36,578
			239,124
Netherlands (4.7%)
	Prosus NV	4,281,721	198,984
[1]	ABN AMRO Bank NV	1,979,288	89,538
	AerCap Holdings NV	538,523	81,263
	Heineken NV	813,431	73,649
	Koninklijke Vopak NV	1,208,611	68,419
	Koninklijke Philips NV	1,722,732	45,390
			557,243
Norway (1.4%)
	DNB Bank ASA	1,892,212	60,927
	Equinor ASA	1,374,101	56,408
	Bakkafrost P/F	874,777	41,774
			159,109
Panama (0.7%)
	Copa Holdings SA Class A	588,916	83,167
Philippines (0.3%)
	Puregold Price Club Inc.	32,485,576	21,773
	Universal Robina Corp.	14,789,340	14,265
			36,038
Singapore (1.2%)
	United Overseas Bank Ltd.	2,250,052	76,095
	Sembcorp Industries Ltd.	8,834,396	37,997
	Venture Corp. Ltd.	2,400,700	29,912
			144,004
South Africa (0.4%)
	Valterra Platinum Ltd.	595,914	44,623
South Korea (3.2%)
[1]	Samsung Electronics Co. Ltd. GDR	17,612	75,024
	Samsung Electronics Co. Ltd.	414,117	72,079
	LG Chem Ltd.	349,289	61,865
	Shinhan Financial Group Co. Ltd.	837,008	58,105
	Korea Electric Power Corp.	2,399,313	57,657
	Samsung Fire & Marine Insurance Co. Ltd.	68,979	29,854
	KB Financial Group Inc.	226,622	26,523
			381,107
Spain (1.0%)
	Banco Santander SA	2,817,476	40,071
	Banco Bilbao Vizcaya Argentaria SA	1,354,800	37,977

		Shares	Market Value ($000)
	Bankinter SA	1,936,234	35,617
			113,665
Sweden (1.4%)
	Assa Abloy AB Class B	1,587,513	58,906
	Boliden AB	979,655	49,294
	Swedbank AB Class A	833,762	33,350
*	Octave Intelligence plc SDR	1,073,240	19,240
			160,790
Switzerland (4.4%)
	Julius Baer Group Ltd.	1,774,797	156,041
	Roche Holding AG	237,967	104,014
	Sika AG (Registered)	404,455	90,999
	Nestle SA (Registered)	707,594	70,725
	Sandoz Group AG	838,811	68,378
	Zurich Insurance Group AG	29,960	22,821
			512,978
Taiwan (1.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,346,070	99,563
	Hon Hai Precision Industry Co. Ltd.	4,551,000	34,756
	E Ink Holdings Inc.	5,930,424	34,315
	Realtek Semiconductor Corp.	1,239,337	25,700
			194,334
Thailand (0.4%)
	Bangkok Bank PCL (Foreign)	7,967,238	45,609
United Kingdom (10.2%)
	GSK plc	7,821,128	203,372
	Smith & Nephew plc	7,014,700	109,731
	Diageo plc	4,035,700	88,658
	Prudential plc	5,585,365	83,940
	Haleon plc	15,675,100	76,738
*	Berkeley Group Holdings plc	1,388,939	65,603
	Informa plc	5,297,143	63,458
	HSBC Holdings plc	2,842,267	60,527
	Admiral Group plc	1,143,710	57,978
	Croda International plc	1,294,251	56,031
	Intertek Group plc	687,190	54,276
	BP plc ADR	1,123,672	50,812
	Weir Group plc	1,221,891	43,594
	Barclays plc	6,093,329	41,883
	Kingfisher plc	8,452,366	35,263
	Paragon Banking Group plc	3,018,752	34,205
	Renishaw plc	492,126	32,693
	Compass Group plc	638,947	20,290
	IMI plc	375,793	14,933
			1,193,985
United States (4.8%)
	Chubb Ltd.	391,090	137,147
	Everest Group Ltd.	226,458	84,729
	Willis Towers Watson plc	243,369	81,753
	Aon plc Class A	218,866	78,912
	Medtronic plc	761,631	65,036
	Axis Capital Holdings Ltd.	609,782	64,222
	TE Connectivity plc	245,675	50,533
			562,332
Vietnam (0.2%)
	Phu Nhuan Jewelry JSC	17,462,401	20,569
Total Common Stocks (Cost $9,344,555)			11,038,420
Preferred Stocks (0.5%)
[2]	Dr Ing hc F Porsche AG Preference Shares	669,805	32,791
	FUCHS SE Preference Shares	597,365	27,688
Total Preferred Stocks (Cost $53,296)			60,479

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (5.5%)
Money Market Fund (5.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $646,570)	3.718%	6,467,094	646,645
Total Investments (100.1%) (Cost $10,044,421)				11,745,544
Other Assets and Liabilities—Net (-0.1%)				(6,538)
Net Assets (100%)				11,739,006

Cost is in $000.
*	Non-income-producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $237,603, representing 2.0% of net assets.

2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,541.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $35,339 was received for securities on loan.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
SDR—Special Drawing Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2026	713	113,449	1,126
MSCI Emerging Markets Index	September 2026	619	50,829	(2,423)
				(1,297)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/16/2026	GBP	77	USD	103	1	—
State Street Bank & Trust Co.	9/16/2026	USD	6,360	CHF	5,007	137	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	554	DKK	3,572	2	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	7,061	EUR	6,102	11	—
Deutsche Bank AG	9/16/2026	USD	256	JPY	40,578	—	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	1,245	NOK	11,793	1	—
HSBC Bank plc	9/16/2026	USD	161	PLN	585	4	—
State Street Bank & Trust Co.	9/16/2026	USD	786	SEK	7,397	7	—
						163	—

CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NOK—Norwegian krone.
PLN—Polish zloty.
SEK—Swedish krona.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,439,492	—	—	1,439,492
Common Stocks—Other	401,890	9,197,038	—	9,598,928
Preferred Stocks	—	60,479	—	60,479
Temporary Cash Investments	646,645	—	—	646,645
Total	2,488,027	9,257,517	—	11,745,544

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,126	—	—	1,126
Forward Currency Contracts	—	163	—	163
Total	1,126	163	—	1,289
Liabilities
Futures Contracts[1]	(2,423)	—	—	(2,423)
Forward Currency Contracts	—	—	—	—
Total	(2,423)	—	—	(2,423)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.